Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
NOTE 17. FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value framework requires the categorization of assets and liabilities into three levels based upon the assumptions (inputs) used to price the assets or liabilities. Level 1 provides the most reliable measure of fair value, whereas Level 3 generally requires significant management judgment. The three levels are defined as follows:

•	Level 1 : Unadjusted quoted prices in active markets for identical assets and liabilities that the Company can assess at the measurement date.

•
Level
 2
: Observable inputs other than those included in Level 1 that are observable for the asset or liability, either directly or indirectly. For example, quoted prices for similar assets or liabilities in active markets or quoted prices for identical assets or liabilities in inactive markets.

•	Level 3 : Unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.
Financial assets and financial liabilities measured at fair value on a recurring basis are as follows:

	As of December 31, 2023				As of December 31, 2022				As of December 31, 2021
(In millions)	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Assets:
Investments	$10.8	$10.8	$—	$—	$12.1	$12.1	$—	$—	$13.5	$13.5	$—	$—
Derivatives	25.9	—	25.9		34.3	—	34.3		18.4	—	18.4

Total assets	$36.7	$10.8	$25.9	$—	$46.4	$12.1	$34.3	$—	$31.9	$13.5	$18.4	$—

Liabilities:
Derivatives	$3.0	$—	$3.0	$—	$7.2	$—	$7.2	$—	$9.4	$—	$9.4	$—

Total liabilities	$3.0	$—	$3.0	$—	$7.2	$—	$7.2	$—	$9.4	$—	$9.4	$—

Investments represent securities held in a trust for the
non-qualified
deferred compensation plan. Investments are classified as trading securities and are valued based on quoted prices in active markets for identical assets that the Company has the ability to access. As of December 31, 2023, $0.3 million of investments are recorded in other current assets in the Consolidated Balance Sheet related to investments that are expected to be redeemed within the next twelve months. The remaining investments are reported separately in other assets on the Consolidated Balance Sheets. Investments include an unrealized gain of $1.7 million as of December 31, 2023, unrealized loss of $3.9 million as of December 31, 2022, and an unrealized gain of $0.5 million as of December 31, 2021.

The Company uses the income approach to measure the fair value of derivative instruments on a recurring basis. This approach calculates the present value of the future cash flow by measuring the change between the derivative contract rate and the published market indicative currency rate, multiplied by the contract notional values, and applying an appropriate discount rate as well as a factor of credit risk.
The carrying amounts of cash and cash equivalents, trade receivables and payables, as well as financial instruments included in other current assets and other current liabilities, approximate fair values because of their short-term maturities.
The carrying values and the estimated fair values of debt financial instruments as of December 31 were as follows:

	2023		2022		2021
(In millions)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Convertible senior notes	$397.2	$361.6	$394.9	$344.7	$392.7	$448.8
Revolving credit facility, expires December 14, 2026	250.0	250.0	584.6	584.6	282.9	282.9
Other	—	—	0.6	0.6	—	—
The carrying values of the Company’s revolving credit facility recorded in long-term debt on the Balance Sheet approximate their fair values due to their variable interest rates. The fair value of the Convertible senior notes is estimated using Level 2 inputs as they are not registered securities nor listed on any securities exchange but may be traded by qualified institutional buyers.